Going Concern and Management's Liquidity Plans (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss from operations	$ (1,489,972)	$ (554,772)	$ (1,873,806)	$ (1,057,945)	$ (2,329,117)	$ (1,061,808)
Net cash used in operating activities			(575,752)	$ (1,303,127)	(1,894,085)	(1,210,907)
Accumulated deficit	$ (10,862,872)		$ (10,862,872)		$ (8,496,088)	$ (5,052,051)